[TYPE]                   N-30D
[DESCRIPTION]                        Semi-Annual report mailed to
shareholders


This is what American Growth Fund* has done for its investors over the last 37.5 years.

504,605** Total value on 12/31/95 with both dividends and capital gains reinvested.


Average Annual
Total Return**           thru                     thru 12/31/95
                         12/31/95                 w/o sales charge

1 year                   18.2%                    25.5%
5 years                  14.5%                    15.9%
10 years                 10.6%                    11.2%
15 years                 11.0%                    11.5%
37 years                 10.8%                    10.9%

$10,000 investment
on Aug. 1, 1958

*A conservative, long-term growth mutual fund with income as a secondary objective.
The above information reflects the performance of the fund's Class
D shares. On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to
3/1/96
became Class D shares. Performance information on Class A, Class
B and Class C shares is not yet available. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase.
The Fund may incur 12b-1 expenses up to an annual maximum of
 .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividend and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Call for complete information including a prespectus. Please read the prespectus carefully before investing.
Distributor American Growth Fund Sponsors, Inc.
This report is intended solely for the use by the shareholders of American Growth Fund, Inc. If it is provided to any member of the public, it must be accompanied by a currently effective prospectus of the Fund.

      To Our Investors

















Dear Shareowner:

Your Fund has given you a total return of 24% in the last twelve months. The Fund's portfolio has been positioned to take advantage of what we perceive to be opportunities in the forthcoming market. A large percentage of the portfolio is now invested in the petroleum, commercial bank, thrift and air transport industries.

We are pleased to announce that all proposals submitted at the recent shareholders meeting were passed
(a vote count can be found on page 12 of this report). We feel that all the changes will benefit you. This might be an appropriate time to consider adding to your American Growth Fund account. Call our toll free number (800) 525-2406 or (303) 623-6137 if you have questions or if you wish information on how to add to your account. I invite your comments, questions and suggestions. Please feel free to call or write to me.

American Growth Fund wishes you A Good Future!



Robert Brody
President
PAGE

How American Growth Fund Has Its Shareowners' Money Invested



  PORTFOLIO OF INVESTMENTS

      January 31, 1996

                      Market
Name of Security
                                                             Shares
                     Value


        COMMON STOCKS

  Petroleum Industry  15.7%. . . . . . . . . . .
Texaco Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
70,000          $        5,661,250
   (The fourth largest oil company in the U.S.)
British Petroleum Company P.L.C.. . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
45,000                   4,393,125
   (Third largest integrated oil enterprise in the world.)
Repsol S.A. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
66,000                   2,301,750
   (Explores/produces oil and gas in Spain, North Sea, Africa,
Latin America, Indonesia
   and the Middle East.)
ELF Aquitaine . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
60,000                   2,242,500
   (France's largest corporation and the 3rd largest integrated oil
& gas company in Europe.)
Ultramar Corporation. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
80,000                   2,260,000
   (Leading independent refiner and marketer of petroleum products in California
   and Eastern Canada.)



                  16,858,625




Commercial Bank Industry  14.5%
PNC Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
205,000                   6,150,000
   (The nation's eleventh largest bank holding company.)
First Union Corp... . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
80,000                   4,630,000
   (The nation's ninth largest bank holding company.)
City National Corp. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
200,000                   2,650,000
   (Owns City National Bank, sixth largest bank in California.)
SouthTrust Corp.. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
80,000                   2,090,000
   (The thirty seventh largest bank in the U.S.)



                  15,520,000

PAGE


                      Market
Name of Security
                                                             Shares
                     Value
   Thrift Industry  13.6%. . . . . . . . . . . .
Great Western Financial Corp... . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
160,000          $        3,840,000
   (Holding company for Great Western Bank, the nation's second largest thrift.)
Standard Federal Bancorp. . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
80,000                   3,260,000
   (The seventh largest thrift in the U.S.)
Golden West Financial Corp. . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
60,000                   3,105,000
   (Holding company for World Savings & Loan, the nation's third largest thrift.)
Washington Mutual, Inc. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
80,000                   2,415,000
   (Largest thrift in Washington and the sixth largest in the nation.)
H.F. Ahmanson & Co. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
80,000                   1,920,000
   (Largest thrift holding company in the U.S.)



                  14,540,000



Air Transport Industry  13.3%
UAL Corporation*. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
35,000                   5,635,000
   (Owns United Airlines, the second largest domestic carrier.)
AMR Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
60,000                   4,560,000
   (Owns American Airlines, the largest domestic carrier.)
Delta Air Lines, Inc... . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
60,000                   4,102,500
   (The 3rd ranking domestic airline.)



                  14,297,500



Pharmaceutical Products Industry  9.4%
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
75,000                   5,268,750
   (Leading manufacturer of human & animal health care products.)
Schering Plough Corp. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
87,800                   4,752,175
   (Worldwide manufacturer of prescription & over-the-counter drugs.)


                  10,020,925

PAGE


                      Market
Name of Security
                                                             Shares
                     Value
  Insurance Industry  7.5% . . . . . . . . . . .
Aetna Life & Casualty Company . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
55,000          $        4,097,500
   (Ranked fifth in the U.S. based on premiums written in domestic property & casualty insurance.)
American International Group. . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
28,125                   2,724,609
   (Ranked fourth in the U.S. based on premiums written in domestic property & casualty insurance.)
Equitable Companies Inc.. . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
50,000                   1,231,250
   (Parent holding company of The Equitable Life Assurance Society of the U.S.)


                   8,053,359


Financial Services Industry  6.3%
SunAmerica. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
45,000                   2,216,250
   (Concentrates mainly on investment-oriented, long-term savings products.)
Money Store Inc.  . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
112,500                   2,165,625
   (Primary business of originating, selling, and servicing
consumer and commercial loans.)
Travelers Group Inc.. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
20,000                   1,315,000
   (A diversified financial services company.)
MBNA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
25,000                   1,018,750
   (One of the country's largest lenders through bank credit
cards.)


                   6,715,625


Aerospace/Defense Industry  4.5%

Boeing Company. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
62,000                   4,812,750
   (The leading manufacturer of commercial jet aircraft.)


   Chemical Industry  4.4%

Union Carbide . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
90,000                   3,791,250
   (Producer of ethylene glycol, polyethylene, ethylene oxide, solvents, coatings, specialty chemicals,
    surfactants.)
IMC Global Inc. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
25,000                     937,500
   (World's largest private enterprise miner of phosphate rock and potash.)


                   4,728,750

PAGE


                      Market
Name of Security
                                                             Shares
                     Value
 Oil Services Industry  4.2% . . . . . . . . . .
Sonat Offshore Drilling Inc.. . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
22,000          $        1,014,750
   (Provides contract drilling services for offshore oil & gas wells.)
McDermott International, Inc. . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
50,000                     968,750
   (Produces and services nuclear and fossil fuel steam generating systems.)
Nabors Industries Inc.* . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
45,000                     545,625
   (World's largest land drilling contractor and provides oilfield support.)
Reading & Bates*. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
32,000                     544,000
   (Provides contract drilling services in major offshore oil & gas producing areas worldwide.)
Tidewater Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
16,000                     530,000
   (Provides transport, towing, barging services. Sells & leases gas and air compressors.)
Global Marine*. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
57,000                     491,625
   (Contract offshore drilling and in exploration and production of oil and gas.)
BJ Services Company*. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
17,000                     454,750
   (Third largest pressure pumping service company in the world.)


                   4,549,500


Telecommunication Services Industry  2.5%

AT & T Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
40,000                   2,675,000
   (Operates in the global information movement and management and the financial services and
   leasing industry.)


Building Materials Industry  1.0%

Ameron, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
30,000                   1,121,250
   (Multinational manufacturer of protective coatings for
petroleum, marine and industrial markets.)
Total Common Stocks (cost $88,708,382). . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
96.9%                 103,893,284
Repurchase Agreement (cost $2,900,000). . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
2.7%                   2,900,000
   (State Street Bank & Trust, 5.25% dated 01/25/96, due 02/01/96, maturity value $2,902,960,
   Collateral: U.S. Treasury Note $2,925,000 par, 5.875%, due
5-13-96)
Total Investments . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
99.6%                 106,793,284
Cash and Receivables, Less Liabilities. . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
0.4%                     426,954
Total Net Assets. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
100.0%                $107,220,238

Financial Statements





 AMERICAN GROWTH FUND, INC.
                                                       STATEMENT OF
ASSETS AND LIABILITIES, JANUARY 31, 1996

         (UNAUDITED)

ASSETS:   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .
Investments at value (identified cost and cost for federal
      income tax purposes $91,608,382). . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .    $        106,793,284
   Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 236,939
   Receivable from sale of Fund shares. . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 487,490
   Dividends receivable . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 105,012
Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .             107,622,725


LIABILITIES:
   Payable for redemption of Fund shares. . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 402,487
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 402,487




NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .    $        107,220,238



NET ASSETS:
   Paid in capital, 50,000,000 shares of $.01 par value capital stock authorized;
      12,067,683 shares outstanding . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .    $         92,082,111
   Undistributed net investment loss. . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                (215,781)
   Accumulated net realized gain. . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 169,006
   Net unrealized appreciation of investments . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .              15,184,902
   Total net assets . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .    $        107,220,238

   Net asset value per share
      (Total net assets / Total shares outstanding) . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                $   8.88
   Add selling commissions (5.75% of offering price)* . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                    0.54
   Maximum offering price per share . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                $   9.42

PAGE

Financial Statements




 AMERICAN GROWTH FUND, INC.
                                                         STATEMENT
OF OPERATIONS FOR THE SIX MONTHS ENDED

 JANUARY 31, 1996 (UNAUDITED)

INCOME FROM INVESTMENTS:
    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .
   Income:
      Dividends . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .      $         697,237
      Interest. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                181,749

   Total Income . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                878,986




EXPENSES:
      Investment advisory fee . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                412,597
      Administrative expenses . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                143,850
      Transfer agent, custodian and data processing fees. . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                 19,877
      Other . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                121,820


   Total Expenses . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                698,144


Net investment income . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                180,842




REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investment transactions . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .              2,111,079
   Increase in unrealized appreciation of investments . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .              2,674,372
   Net gain on investments. . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .              4,785,451
Net increase in net assets resulting from operations. . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .      $       4,966,293

      . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .
Financial Statements



 AMERICAN GROWTH FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS



                                               Six Months Ended
           Year Ended
                                               January 31, 1996
          July 31, 1995

                                                  (unaudited)
OPERATIONS:
   Net investment income. . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .    $            180,842
     $          1,444,321
   Net realized gain from investment transactions . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .               2,111,079
                  325,639
   Increase in unrealized appreciation of investments . . . . . .
 . . . . . . . . . . . . . . . . . . . .               2,674,372
                9,773,542
   Net increase in net assets resulting from operations . . . . .
 . . . . . . . . . . . . . . . . . . . .               4,966,293
               11,543,502




DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ($.12 and $.12 per share, respectively).
 . . . . . . . . . . . . . . . . . . . .              (1,387,537)
                 (938,292)
   Net realized gain on investment transactions ($0.20 and $1.56 per
   share, respectively) . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .              (2,312,583)
              (12,215,279)
   Net decrease from distributions. . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .              (3,700,120)
              (13,153,571)




CAPITAL STOCK TRANSACTIONS:
   Proceeds from sale of shares (2,047,469 and 2,352,448 shares).
 . . . . . . . . . . . . . . . . . . . .              18,374,543
               19,867,517
   Net asset value of shares issued in reinvestment of dividends
      (375,550 and 1,701,369 shares). . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .               3,300,334
               12,454,018
   Cost of shares redeemed (698,059 and 1,017,480 shares) . . . .
 . . . . . . . . . . . . . . . . . . . .              (6,259,116)
               (8,382,337)
   Increase in net assets derived from capital stock transactions
 . . . . . . . . . . . . . . . . . . . .              15,415,761
               23,939,198
   Net increase in net assets . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .              16,681,934
               22,329,129



NET ASSETS:
   Beginning of period. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .              90,538,304
               68,209,175
   End of period (including undistributed net investment
      (loss) income of $(215,781) and $990,914 respectively). . .
 . . . . . . . . . . . . . . . . . . . $             107,220,238
     $         90,538,304

PAGE

Notes to Financial Statements


1.   Summary of Significant Accounting Policies
     American Growth Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in accordance with generally accepted accounting principles.
     Investment Valuation - Investment securities are valued at the closing sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities are valued at amortized cost, which approximates value.
     Federal Income Taxes - No provision for federal income taxes has been made because it is the Fund's policy to comply with provisions of the Internal Revenue Code available to regulated investment companies and to distribute all of its taxable income to shareholders.
     Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
     For Federal income tax purposes, the cost of investments owned as of January 31, 1996 was $88,708,382. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
2.   Federal Income Tax Matters
     For federal income tax purposes, the Fund realized a net capital gain of $2,111,079 during the six months ended January 31,
     1996.
     At January 31, 1996, the net unrealized appreciation of investments for federal income tax purposes of $15,184,902 was comprised of gross appreciation of $16,247,114 for those investments having an excess of value over cost, and gross depreciation of $1,062,212 for those investments having an excess of cost over value.
3.   Dividends, Distributions and Fund Expenses
     For the Fund's six months ended January 31, 1996, it has been determined that all ordinary income dividends qualify for the dividend received deduction for corporate shareholders. Fund expenses in the amount of $11,238 relating to transfer agent fees and certain other expenses were paid by broker dealers.
4.   Investment Security Transactions
     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $98,250,987 with proceeds from maturities and sales aggregating $82,355,991.
5.   Underwriting and Investment Advisory Contracts
     Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the average net assets of the Fund up to $30 million of such assets and 3/4 of 1% of such assets above $30 million. The Fund pays its own operating expenses. The total of expenses of the Fund for any fiscal year may not exceed the most restrictive limitation prescribed by any state in which the shares of the Fund are sold.
     For the six months ended January 31, 1996 commissions and sales charges paid by investors on the purchase of Fund shares totalled $951,340 of which $173,384 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), the underwriter and distributor of the Fund.
     Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 1996 the Fund paid directors' fees and expenses of $2,900.
     Under an agreement with IRC, the Fund is charged for the costs and expenses related to employees of IRC who provide administrative, clerical and accounting services to the Fund. In addition, the Fund is charged by an affiliated company of IRC for the cost of office space associated with the provision of such services.
PAGE

Financial Highlights





                                                    For a share
outstanding throughout the period's indicated.

                                               The following per
share data covers the five and one half years from
                                                             August
1, 1990 through January 31, 1996.

The information contained in the table below for the five years ended July 31, 1995 has been examined by Smith, Brock and Gwinn, Independent Certified Public
Accountants, to the extent stated
in their report.

                                                             Six
Months                              YEARS ENDED JULY 31

Ended
                                                          January
31, 1996
INCOME & EXPENSES
(Unaudited)       1995             1994            1993
 1992            1991
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . . . . . .$
8.75           $ 9.34           $ 9.39          $ 8.50           $
8.02          $ 7.59

Income From Investment Operations
Net Investment Income. . . . . . . . . . . . . . . . . . . . .
 ..006             .210             .034            .105
 .097            .157
Net Gains or Losses on Securities
(both realized and unrealized) . . . . . . . . . . . . . . . .
 ..444             .880            0.996           1.515
 .943            .533
Total From Investment Operations . . . . . . . . . . . . . . .
 ..450            1.090            1.030           1.620
1.040            .690

Less Distributions
Dividends
(from net investment income) . . . . . . . . . . . . . . . . .
(.120)          (.120)           (.050)          (.080)
(.060)          (.260)
Distributions
(from capital gains) . . . . . . . . . . . . . . . . . . . . .
(.200)         (1.560)          (1.030)          (.650)
(.500)         .......
Returns of Capital . . . . . . . . . . . . . . . . . . . . .
 ........         .......          .......         .......
 .......         .......
Total Distributions. . . . . . . . . . . . . . . . . . . . .
 .(0.320)         (1.680)          (1.080)          (.730)
 (.560)          (.260)
Net Asset Value, End of Period . . . . . . . . . . . . . . . .$
8.88           $ 8.75           $ 9.34          $ 9.39           $
8.50         $ 8.02

Total Return*(***) . . . . . . . . . . . . . . . . . . . . . . .
5.2%           15.2%            11.1%           20.2%
13.6%            9.6%
Ratios/Supplemental Data
Net Assets, End of Period (millions) . . . . . . . . . . . . .
 .107.2            90.5             68.2            62.2
 55.5            55.7
Ratio of Expenses to
  Average Net Assets**** . . . . . . . . . . . . . . . . . .
 .1.40%**           1.45%            1.34%           1.44%
  1.46%           1.33%
Ratio of Net Income
  to Average Net Assets. . . . . . . . . . . . . . . . . . . .
 .36%**           1.91%             .35%            .59%
1.14%           2.02%
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . .
206.0%**          173.0%            87.2%           48.8%
  39.8%          135.5%
/TABLE

                                                     Vote count
from Special Meeting of Shareholders



                      The special meeting of shareholders of the Fund that was called for February 15, 1996 was adjourned and held February 22, 1996. The following is a description as to the vote for each matter submitted to the meeting.


                                                    For
     Withhold
1.       Election of Directors

                      Robert Brody
                                              7,047,490
      118,757
                      Michael J. Baum, Jr.
                                              7,001,577
      283,427
                      Eddie R. Bush
                                              7,056,018
      110,229
                      Don S. Strauss
                                              7,053,115
      113,131
                      Harold Rosen
                                              7,057,081
      109,166




2. Approval of amendments to the Articles of Incorporation of the Fund to permit multiple class distribution arrangement.

3. Approval of other amendments to the Articles of Incorporation of the Fund as follows:

   3a.   Elimination of Investment Restrictions Contained in
Article
         Second.

   3b. Elimination of Reporting Requirements in Connection with, and Restrictions on, Sales of Fund shares to certain persons.

   3c.   Elimination of Provisions Dealing with Transactions with
         Fund Insiders.

   3d. Amendment of Provisions Relating to the Determination of the Fund's Share Price.

   3e.   Amendments to Liability and Indemnification Provisions.

   3f.   Amendments to Redemption Provisions.

   3g. Amendment Governing Binding Effect of Determinations as to Financial Matters.

4. Selection of KPMG Peat Marwick LLP as independent auditors.

For
                                                            Against
                Abstain


6,582,338
                                                            202,004
                381,905





6,140,659
                                                            357,989
                667,599


5,966,428
                                                            567,483
                632,336


5,925,818
                                                            531,489
                708,940


6,286,422
                                                            193,307
                686,517

6,162,340
                                                            246,992
                750,923

6,200,916
                                                            226,737
                738,594


6,268,723
                                                            200,469
                697,055

6,626,014
                                                             63,209
                477,023

[TYPE]          EX-27.3B
[DESCRIPTION]               FINANCIAL DATA SCHEDULE
[ARTICLE]             6
[CIK]           0000005138
[NAME]          American Growth Fund, Inc.
[MULTIPLIER]                                   1

[PERIOD-TYPE]                                  SIX MONTHS
[PERIOD-START]                                 AUG-01-1995
[PERIOD-END]                                   JAN-31-1996
[INVESTMENTS-AT-COST]                          91,608,382
[INVESTMENTS-AT-VALUE]                         106,793,284
[RECEIVABLES]                                  592,502
[ASSETS-OTHER]                                 236,939
[OTHER-ITEMS-ASSETS]                           0
[TOTAL-ASSETS]                                 107,622,725
[PAYABLE-FOR-SECURITIES]                       0
[SENIOR-LONG-TERM-DEBT]                        0
[OTHER-ITEMS-LIABILITIES]                      402,487
[TOTAL-LIABILITIES]                            402,487
[SENIOR-EQUITY]                                0
[PAID-IN-CAPITAL-COMMON]                       92,082,111
[SHARES-COMMON-STOCK]                          12,067,683 -
Outstanding
[SHARES-COMMON-PRIOR]                          10,342,095 -
Outstanding
<ACCUMULATED-NIL-CURRENT>                            (215,781)
<OVERDISTRIBUTION-NII)                         0
[ACCUMULATED-NET-GAINS]                        169,006
[OVERDISTRIBUTION-GAINS]                       0
[ACCUM-APPREC-OR-DEPREC]                             15,184,902
[NET-ASSETS]                                   107,220,238
[DIVIDEND-INCOME]                              697,237
[INTEREST-INCOME]                              181,749
[OTHER-INCOME]                                 0
[EXPENSES-NET]                                 698,144
[NET-INVESTMENT-INCOME]                        180,842
[REALIZED-GAINS-CURRENT]                       2,111,079
[APPREC-INCREASE-CURRENT]                            2,674,372
[NET-CHANGE-FROM-OPS]                          4,996,293
[EQUALIZATION]                                 0
[DISTRIBUTIONS-OF-INCOME]                      1,387,537
[DISTRIBUTIONS-OF-GAINS]                       2,312,583
[DISTRIBUTIONS-OTHER]                          0
[NUMBER-OF-SHARES-SOLD]                        2,047,469
[NUMBER-OF-SHARES-REDEEMED]                                698,059
[SHARES-REINVESTED]                            375,550
[NET-CHANGE-IN-ASSETS]                         16,681,934

[ACCUMULATED-NII-PRIOR]                        990,914
<OVERDIS-NET-GAINS-PRIOR>                      0
[GROSS-ADVISORY-FEES]                          412,597
[INTEREST-EXPENSE]                             0
[GROSS-EXPENSE]                                698,144
[AVERAGE-NET-ASSETS]                           100,025,763

[PER-SHARE-NAV-BEGIN]                          8.75
[PER-SHARE-NII]                                .006
[PER-SHARE-GAIN-APPREC]                        .444
[PER-SHARE-DIVIDEND]                           (.120)
[PER-SHARE-DISTRIBUTIONS]                      (.200)
[RETURNS-OF-CAPITAL]                           0
[PER-SHARE-NAV-END]                            8.88
[EXPENSE-RATIO]                                1.40
[AVG-DEBT-OUTSTANDING]                         0
<AVG-DEBT-PER-SHARE                            0.000